Financial Risk Management - Carrying Amount of Financial Instruments Recognized of Which Offset Agreements are Applicable (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable - trade and others [member]
Disclosure of detailed information about financial instruments [Line items]
Financial assets, Gross financial instruments recognized	₩ 194,374	₩ 245,835
Financial assets, Amount offset	(183,520)	(236,921)
Financial assets, Net financial instruments presented on the statements of financial position	10,854	8,914
Accounts payable - other and others [member]
Disclosure of detailed information about financial instruments [Line items]
Financial liabilities, Gross financial instruments recognized	190,630	244,509
Financial liabilities, Amount offset	(183,520)	(236,921)
Financial liabilities, Net financial instruments presented on the statements of financial position	₩ 7,110	₩ 7,588